INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in associates and joint ventures
Balance at beginning of year	$ 5,572	$ 4,727
Share of earnings for the year	(13)	118	$ 248
Foreign currency translation and other	(296)	167
Share of other comprehensive income	260	183
Distributions	(59)	(66)
Disposition of interest	(951)	(177)
Acquisitions	78	620
Balance at end of year	$ 4,591	$ 5,572	$ 4,727